Employee Benefits	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Employee Benefits

Note 21: Employee Benefits
Pension and Postretirement Plans
We sponsor a frozen noncontributory qualified defined benefit retirement plan, the Wells Fargo & Company Cash Balance Plan (Cash Balance Plan), which covers eligible employees of Wells Fargo. The Cash Balance Plan was frozen on July 1, 2009, and no new benefits accrue after that date.

Prior to July 1, 2009, eligible employees’ Cash Balance Plan accounts were allocated a compensation credit based on a percentage of their certified compensation; the freeze discontinued the allocation of compensation credits after
June 30, 2009. Investment credits continue to be allocated to participants’ accounts based on their accumulated balances.

We did not make a contribution to our Cash Balance Plan in 2025. We do not expect that we will be required to make a contribution to the Cash Balance Plan in 2026. For the nonqualified pension plans and postretirement benefit plans, there is no minimum required contribution beyond the amount needed to fund benefit payments.

We recognize settlement losses for our Cash Balance Plan based on an assessment of whether lump sum benefit payments will, in aggregate for the year, exceed the sum of its annual service and interest cost (threshold). Lump sum payments (included in the
“Benefits paid” line in Table 21.1) did not exceed this threshold in either 2025 or 2024.

Our frozen nonqualified defined benefit plans are unfunded and provide supplemental defined benefit pension benefits to certain eligible employees. The benefits under these plans were frozen in prior years.

Other benefits include health care and life insurance benefits provided to certain retired employees. We reserve the right to amend, modify or terminate any of these benefits at any time.

The information set forth in the following tables is based on current actuarial reports using the measurement date of December 31 for our pension and postretirement benefit plans.

Table 21.1 presents the changes in the benefit obligation and the fair value of plan assets, the funded status, and the amounts recognized on our consolidated balance sheet. Changes in the benefit obligation for the qualified plans were driven by the amounts of benefits paid and changes in the actuarial loss (gain) amounts, which are driven by changes in the discount rates at December 31, 2025 and 2024, respectively.
Table 21.1: Changes in Benefit Obligation and Fair Value of Plan Assets

	December 31, 2025			December 31, 2024
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of period	$7,476	325	269	8,126	375	287
Service cost	34	—	—	29	—	—
Interest cost	390	15	13	387	17	13
Plan participants’ contributions	—	—	37	—	—	33
Actuarial loss (gain)	159	18	(10)	(379)	(27)	(1)
Benefits paid	(702)	(40)	(72)	(679)	(40)	(66)
Settlements, Curtailments, and Amendments	1	—	21	(3)	—	4
Foreign exchange impact	(5)	—	—	(5)	—	(1)
Benefit obligation at end of period	7,353	318	258	7,476	325	269

Change in plan assets:
Fair value of plan assets at beginning of period	8,136	—	496	8,634	—	497
Actual return on plan assets	668	—	40	167	—	26
Employer contribution	18	40	6	16	40	6
Plan participants’ contributions	—	—	37	—	—	33
Benefits paid	(702)	(40)	(72)	(679)	(40)	(66)
Foreign exchange impact	(1)	—	—	(2)	—	—
Fair value of plan assets at end of period	8,119	—	507	8,136	—	496
Funded status at end of period	$766	(318)	249	660	(325)	227
Amounts recognized on the consolidated balance sheet at end of period:
Assets	$874	—	261	751	—	240
Liabilities	(108)	(318)	(12)	(91)	(325)	(13)
Table 21.2 provides information for pension and postretirement plans with benefit obligations in excess of plan assets.
Table 21.2: Plans with Benefit Obligations in Excess of Plan Assets

	December 31, 2025		December 31, 2024
(in millions)	Pension benefits	Other benefits	Pension benefits	Other benefits
Projected benefit obligation	$428	N/A	473	N/A
Accumulated benefit obligation	371	12	424	13
Fair value of plan assets	2	—	56	—
Table 21.3 presents the components of net periodic benefit cost and OCI. Service cost is reported in personnel expense and all other components of net periodic benefit cost are reported in other noninterest expense on our consolidated statement of income.
Table 21.3: Net Periodic Benefit Cost and Other Comprehensive Income

	December 31, 2025			December 31, 2024			December 31, 2023
	Pension benefits			Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Service cost	$34	—	—	29	—	—	25	—	—
Interest cost	390	15	13	387	17	13	403	18	15
Expected return on plan assets	(492)	—	(28)	(472)	—	(25)	(503)	—	(25)
Amortization of net actuarial loss (gain)	133	2	(25)	138	5	(24)	139	5	(25)
Amortization of prior service credit	—	—	(9)	—	—	(10)	—	—	(10)
Settlement loss	—	1	—	—	—	—	—	—	—
Curtailment gain	—	—	—	(3)	—	—	—	—	—
Net periodic benefit cost	65	18	(49)	79	22	(46)	64	23	(45)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(17)	18	(22)	(74)	(27)	(2)	41	8	(27)
Amortization of net actuarial gain (loss)	(133)	(2)	25	(138)	(5)	24	(139)	(5)	25
Prior service cost	1	—	21	—	—	4	—	—	—
Amortization of prior service credit	—	—	9	—	—	10	—	—	10
Settlement loss	—	(1)	—	—	—	—	—	—	—
Total recognized in other comprehensive income	(149)	15	33	(212)	(32)	36	(98)	3	8
Total recognized in net periodic benefit cost and other comprehensive income	$(84)	33	(16)	(133)	(10)	(10)	(34)	26	(37)
Table 21.4 provides the amounts recognized in AOCI (pre-tax).
Table 21.4: Benefits Recognized in Accumulated OCI

	December 31, 2025			December 31, 2024
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Net actuarial loss (gain)	$2,480	57	(381)	2,630	42	(384)
Net prior service cost (credit)	1	—	(62)	—	—	(92)
Total	$2,481	57	(443)	2,630	42	(476)
Plan Assumptions
For additional information on our pension accounting assumptions, see Note 1 (Summary of Significant Accounting Policies). Table 21.5 presents the weighted-average assumptions used to estimate the projected benefit obligation.

Table 21.5: Weighted-Average Assumptions Used to Estimate Projected Benefit Obligation

	December 31, 2025			December 31, 2024
	Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	5.40%	5.10	5.22	5.62	5.48	5.49
Interest crediting rate	4.34	3.98	N/A	4.55	4.07	N/A

Table 21.6 presents the weighted-average assumptions used to determine the net periodic benefit cost, including the impact of interim re-measurements as applicable.

Table 21.6: Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

	December 31, 2025			December 31, 2024			December 31, 2023
	Pension benefits			Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	5.43%	5.19	5.10	4.93	4.85	4.86	5.12	5.04	5.06
Interest crediting rate	4.55	4.03	N/A	3.91	3.39	N/A	4.10	3.58	N/A
Expected return on plan assets	6.32	N/A	5.72	5.71	N/A	5.16	6.09	N/A	5.34
To account for postretirement health care plans, we used health care cost trend rates to recognize the effect of expected changes in future health care costs due to medical inflation, utilization changes, new technology, regulatory requirements and Medicare cost shifting in determining the 2025 periodic benefit cost. We assumed an initial annual trend rate of 14.50%. This rate was assumed to decrease 1.00-1.25% per year until the trend rate reached an ultimate rate of 4.50% in 2034. In determining the end of year benefit obligation, we used health care cost trend rates to recognize the expected increase in Wells Fargo’s contribution to retirees’ healthcare. We assumed an average annual increase of approximately 2.00% for health care costs in 2026 and future years.

Investment Strategy and Asset Allocation
We seek to achieve the expected long-term rate of return with a prudent level of risk, given the benefit obligations of the pension plans and their funded status. Our overall investment strategy is designed to provide our Cash Balance Plan with a moderate amount of long-term growth opportunities while ensuring that risk is mitigated through diversification across numerous asset classes and various investment strategies, coupled with an investment strategy for the fixed income assets that is generally designed to match the interest rate sensitivity of the Cash Balance Plan’s benefit obligations. The Cash Balance Plan currently has a target asset allocation mix of the following ranges: 75-85% fixed income, 10-20% equities, and 0-10% in real estate, private equity and other investments. The Employee Benefit Review Committee (EBRC), which includes several members of senior management, formally reviews the investment risk and performance of our Cash Balance Plan on a quarterly basis. Annual Plan liability analysis and periodic asset/liability evaluations are also conducted.
Other benefit plan assets include (1) assets held in a 401(h) trust, which are invested with a target mix of 50-60% equities and 40-50% fixed income, and (2) assets held in the Retiree Medical Plan Voluntary Employees’ Beneficiary Association (VEBA) trust, which are substantially all invested in fixed income securities and cash. Members of the EBRC formally review the investment risk and performance of these assets on a quarterly basis.

Projected Benefit Payments
Future benefits that we expect to pay under the pension and other benefit plans are presented in Table 21.7.

Table 21.7: Projected Benefit Payments

	Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits
Period ended December 31,
2026	$701	35	27
2027	674	35	26
2028	627	32	25
2029	604	32	24
2030	589	30	23
2031-2035	2,818	127	99
Fair Value of Plan Assets
Table 21.8 presents the classification of the fair value of the combined pension plan and other benefit plan assets in the fair value hierarchy. See Note 14 (Fair Value Measurements) for a description of the fair value hierarchy, including a summary of valuation methodologies used for assets measured at fair value. Level 3 assets were insignificant.
Table 21.8: Pension and Other Benefit Plan Assets

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2025
Debt securities (1)	$1,518	4,615	—	6,133
Equity securities and mutual funds	818	—	—	818
Collective investment funds	—	1,096	—	1,096
Other	2	228	34	264
Total plan investments – excluding investments at NAV	$2,338	5,939	34	8,311
Investments at NAV as a practical expedient (2)				247
Net receivables				68
Total plan assets				$8,626
December 31, 2024
Debt securities (1)	$1,581	4,561	—	6,142
Equity securities and mutual funds	983	—	—	983
Collective investment funds	—	1,062	—	1,062
Other	2	112	34	148
Total plan investments – excluding investments at NAV	$2,566	5,735	34	8,335
Investments at NAV as a practical expedient (2)				246
Net receivables				51
Total plan assets				$8,632
(1)Level 1 includes securities of the U.S. Treasury and Level 2 includes corporate debt securities.
(2)Investments that are measured using the non-published net asset value (NAV) per share (or its equivalent) as a practical expedient are excluded from the fair value hierarchy.
Defined Contribution Retirement Plans
We sponsor a qualified defined contribution retirement plan, the Wells Fargo & Company 401(k) Plan (401(k) Plan). The 401(k) Plan allows eligible employees to contribute up to 50% of their certified compensation, subject to statutory limits, and to receive matching contributions from the Company, up to 6% of their certified compensation. The Company also provides a non-discretionary base contribution to the 401(k) Plan of 1% of certified compensation for eligible employees with annual compensation of less than $75,000. Eligible employees are 100% vested in their matching contributions and base contributions after three years of service. Matching and base contributions are made annually at year end. Effective January 1, 2026, the 401(k) Plan was amended to allow eligible employees to contribute up to 75% of their certified compensation, subject to statutory limits.

Total defined contribution retirement plan expenses were $1.0 billion in 2025, 2024, and 2023.

The 401(k) Plan includes an Employee Stock Ownership Plan (ESOP) fund as an investment option. We have previously loaned money to the 401(k) Plan to purchase the Company’s ESOP Preferred Stock that was convertible into common stock over time as the loans were repaid. The Company’s annual contribution to the 401(k) Plan, as well as dividends received on unreleased shares, were used to make payments on the loans. As the loans were repaid, shares were released from the unallocated reserve of the 401(k) Plan. Unreleased shares were reflected as unearned ESOP shares in our stockholders’ equity. Also, dividends on unreleased common stock or ESOP Preferred Stock did not reduce retained earnings, and the unreleased shares were not considered to be common stock equivalents for computing earnings per share.

In October 2022, we redeemed all outstanding shares of our ESOP Preferred Stock in exchange for shares of the Company’s common stock. At December 31, 2022, there were 10 million unreleased shares of the Company’s common stock with an estimated fair value of $427 million. In October 2023, the 401(k) Plan fully repaid all loans to the Company, which resulted in the release of the shares from the unallocated reserve of the 401(k) Plan and allocated to the 401(k) Plan participants. Dividends on these allocated common shares reduced retained earnings, and the shares are considered outstanding for computing earnings per share.